13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
05/11/2005

13F-HR
1Q05 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 03/31/2005
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		05/11/2005
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 44
                                        ----------------------

Form 13F Information Table Value Total: 1,058,377
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   110925     1275 SH       SOLE                     1275
AFLAC                          COM              001055102    43850  1176862 SH       SOLE                   900601            276261
                                                             11960   320975 SH       DEFINED 01             320975
Ambac Financial Group, Inc.    COM              023139108    46610   623550 SH       SOLE                   496100            127450
                                                             12911   172725 SH       DEFINED 01             172725
Berkshire Hathaway - Cl. A     COM              084670108    17226      198 SH       SOLE                       83               115
                                                             10005      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    53344    18678 SH       SOLE                    16768              1910
                                                             12604     4413 SH       DEFINED 01               4413
Cadbury Schweppes PLC-SP ADR   COM              127209302    46585  1144592 SH       SOLE                   911392            233200
                                                             15216   373850 SH       DEFINED 01             373850
Cendant Corp.                  COM              151313103    45887  2234022 SH       SOLE                  1728897            505125
                                                             12224   595150 SH       DEFINED 01             595150
Certegy                        COM              156880106    17567   507412 SH       SOLE                   367612            139800
                                                              6564   189600 SH       DEFINED 01             189600
Closure Medical Corporation    COM              189093107     1107    41450 SH       SOLE                    41450
Comcast Class A Special        COM              20030N200    53365  1595842 SH       SOLE                  1262292            333550
                                                             13832   413650 SH       DEFINED 01             413650
Constellation Brands, Inc.     COM              21036P108    49364   933678 SH       SOLE                   733528            200150
                                                             15385   291000 SH       DEFINED 01             291000
Diageo PLC-Sponsored ADR       COM              25243Q205    27258   479050 SH       SOLE                   366550            112500
                                                              9750   171350 SH       DEFINED 01             171350
E. W. Scripps Co.              COM              811054204    51155  1049329 SH       SOLE                   824474            224855
                                                             16476   337970 SH       DEFINED 01             337970
Entercom Communications Corp   COM              293639100     9110   256475 SH       SOLE                   204250             52225
                                                              2673    75250 SH       DEFINED 01              75250
Equifax                        COM              294429105    32109  1046221 SH       SOLE                   779446            266775
                                                             12619   411175 SH       DEFINED 01             411175
IMS Health                     COM              449934108    41252  1691363 SH       SOLE                  1322488            368875
                                                             12769   523550 SH       DEFINED 01             523550
Johnson & Johnson              COM              478160104     1137    16934 SH       SOLE                    16934
PartnerRe Ltd Bermuda          COM              G6852T105    31314   484738 SH       SOLE                   369913            114825
                                                             12920   200000 SH       DEFINED 01             200000
Time Warner, Inc.              COM              887317105    41880  2386322 SH       SOLE                  1851022            535300
                                                             14258   812425 SH       DEFINED 01             812425
Tyco International Ltd.        COM              902124106    14950   442309 SH       SOLE                   317234            125075
                                                              4732   140000 SH       DEFINED 01             140000
United Technologies Corp.      COM              913017109    15172   149241 SH       SOLE                   114391             34850
                                                              5154    50700 SH       DEFINED 01              50700
Viacom Inc. - Cl B             COM              925524308    30639   879675 SH       SOLE                   659200            220475
                                                              9445   271175 SH       DEFINED 01             271175
Washington Post Co. Class B    COM              939640108     4023     4500 SH       SOLE                     4500
Zale Corp                      COM              988858106    44297  1490480 SH       SOLE                  1204755            285725
                                                             16755   563750 SH       DEFINED 01             563750